Revenue - Additional Information (Detail) - MXN ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of geographical areas [line items]
Customers, net	$ 139,667,846	$ 111,994,478
Crude oil sales
Disclosure of geographical areas [line items]
Payment terms	30 days
Sales price determination period, maximum	2 months
Refined petroleum products
Disclosure of geographical areas [line items]
Invoice payment terms	30 days
Gas
Disclosure of geographical areas [line items]
Invoice payment terms	30 days
Services
Disclosure of geographical areas [line items]
Invoice payment terms	22 days
Other
Disclosure of geographical areas [line items]
Invoice payment terms	30 days